Equity - Schedule of Redemption, of Outstanding Shares of Cumulative Convertible Preferred Stock (Details) - PHP (₱) ₱ in Thousands	Jan. 28, 2020	Jan. 26, 2016	Jan. 28, 2014	Jan. 29, 2013	May 08, 2012	Sep. 23, 2011
Series A-FF 10% Cumulative Convertible Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Amount set aside for redemption price						₱ 4,029,000
Amount set aside for unclaimed dividends						₱ 4,143,000
Date of Redemption						Jan. 19, 2012
Redemption period						January 19, 2012 toJanuary 19, 2022
Series GG 10% Cumulative Convertible Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Amount set aside for redemption price					₱ 236
Amount set aside for unclaimed dividends					₱ 74
Date of Redemption					Aug. 30, 2012
Redemption period					August 30, 2012 toAugust 30, 2022
Series HH 10% Cumulative Convertible Preferred Stock (Issued in 2027) [Member]
Disclosure of classes of share capital [line items]
Amount set aside for redemption price				₱ 24
Amount set aside for unclaimed dividends				₱ 6
Date of Redemption				May 16, 2013
Redemption period				May 16, 2013 toMay 16, 2023
Series HH 10% Cumulative Convertible Preferred Stock (Issued In 2028) [Member]
Disclosure of classes of share capital [line items]
Amount set aside for redemption price			₱ 2
Amount set aside for unclaimed dividends			₱ 1,000
Date of Redemption			May 16, 2014
Redemption period			May 16, 2014 toMay 16, 2024
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Amount set aside for redemption price		₱ 4
Date of Redemption		May 11, 2016
Redemption period		May 11, 2016 toMay 11, 2026
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Date of Redemption	May 12, 2020
Redemption period	May 12, 2020 toMay 12, 2030